Accrued Liabilities And Other Payables	12 Months Ended
Dec. 31, 2019
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables

8         Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analysed as follows:

	December 31,
	2019	2018
Accrued interest	307	114
Accrued audit fees	56	57
Other accruals	1,435	999
Insurance deductibles	132	102
Other payables	41	47
Total	1,971	1,319

  Interest is normally settled quarterly throughout the year.
  Other payables are non-interest bearing.